Net Income (Loss) Per Share Attributable to Common Stockholders - Computation of diluted net income (loss) per share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,895,338		19,263,558
VELODYNE LIDAR, INC AND SUBSIDIARIES
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,166,659	16,980,774	16,228,974	16,343,097	11,951,411
VELODYNE LIDAR, INC AND SUBSIDIARIES | Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	203,333	2,575,208	53,333	2,603,333	103,333
VELODYNE LIDAR, INC AND SUBSIDIARIES | RSA
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,404,557	1,404,557	1,404,557	1,404,557	1,404,557
VELODYNE LIDAR, INC AND SUBSIDIARIES | RSU
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,484,861	2,852,717	3,247,352	2,186,915	1,670,669
VELODYNE LIDAR, INC AND SUBSIDIARIES | Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,073,908	10,148,292	11,523,732	10,148,292	8,772,852